Allowance for Loan Losses - Schedule of TDR (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($) Contract
Financing Receivable, Recorded Investment, Past Due [Line Items]
Number of loans modified | Contract	1
Pre- Modification Outstanding Recorded Investment	$ 382
Post-Modification Outstanding Recorded Investment	$ 382
Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Number of loans modified | Contract	1
Pre- Modification Outstanding Recorded Investment	$ 382
Post-Modification Outstanding Recorded Investment	$ 382